Summary of Significant Accounting Policies - Summary of Quantitative Inputs and Assumptions Used for Items Categorized in Level 3 of Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value	$ 852,461	$ 1,589,350
Fair Value, Recurring Basis | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value	$ 852,461	$ 1,388,280
Discounted cash flow weighted average interest rate	9.50%	9.70%